Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 69,696	$ 11,489
Accounts receivable	686	262
Inventories	500	500
Deferred costs	1,897	1,769
Prepaid expenses and other current assets	2,394	156
Total current assets	75,173	14,176
Non-current assets:
Property, plant and equipment, net	4,236	4,210
Operating lease right-of-use asset, net	2,751	0
Deferred costs	367	141
Other assets	644	0
Total assets	83,171	18,527
Current liabilities:
Accounts payable	1,028	359
Accrued and other current liabilities	2,708	1,446
Deferred revenue	2,660	2,363
Operating lease liabilities	521	0
Total current liabilities	6,917	4,168
Non-current liabilities:
Deferred revenue	720	501
Operating lease liabilities	2,501	0
Total liabilities	10,138	4,669
Commitments and contingencies (Note 12)
Stockholders' equity:
Preferred stock; $0.0001 par value; 50,000,000 shares authorized; no shares issued and outstanding
Common stock; $0.0001 par value; 950,000,000 shares authorized; 84,610,114 and 65,772,001 shares issued and outstanding at December 31, 2022 and 2021, respectively	8	7
Additional paid-in capital	165,912	89,252
Accumulated deficit	(92,887)	(75,401)
Total stockholders' equity	73,033	13,858
Total liabilities and stockholders' equity	$ 83,171	$ 18,527